Earnings Per Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for basic and diluted earnings per share:
Net loss attributable to stockholders - basic	$ (36,570)	$ 65,317	$ (13,228)	$ (11,351)	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ (41,765)	$ (12,951)	$ 39,138	$ (38,391)	$ 8,932
Net income (loss) attributable to convertible OP units	5,643			2,756						6,426	3,090	8,136	(3,470)	111
Net income (loss) - diluted	$ (42,213)			$ (14,107)						$ (48,191)	$ (16,041)	$ 47,274	$ (41,861)	$ 9,043
Denominator:
Weighted-average shares - basic	283,010,000			184,450,000						282,148,000	185,171,000	196,602,000	183,784,000	183,876,000
Conversion of OP units												44,453,000	12,713,000	2,785,000
Effect of dilutive restricted stock awards(2)												312,000	0	4,000
Adjusted weighted-average shares - diluted	326,298,000			228,903,000						325,788,000	229,624,000	241,367,000	196,497,000	186,665,000
Earnings Per Common Share
Net income (loss) per share attributable to stockholders - basic and diluted (See Note 15)	$ (0.13)	$ 0.34	$ (0.07)	$ (0.06)	$ (0.01)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ (0.15)	$ (0.07)	$ 0.20	$ (0.21)	$ 0.05
Share-based Payment Arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,500,000			1,000,000						2,500,000	1,000,000
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share													18,000